[AMERICAN EXPRESS(R) ANNUITIES LOGO]

AMERICAN ENTERPRISE LIFE

AEL PERSONAL
PORTFOLIO PLUS(2)
AEL PERSONAL
PORTFOLIO PLUS
AEL PERSONAL
PORTFOLIO

VARIABLE ANNUITY

2002 ANNUAL REPORT

[AMERICAN EXPRESS(R) LOGO]

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - AEL Personal Portfolio Plus(2), AEL Personal Portfolio Plus/AEL Personal Portfolio (comprised of subaccounts ESI, ECR, EMS, EIE, EMG, EGD, EAG, EGN, EIN, EVA, EIG, EVL, ESB, EWG, EEQ, EMD, ESC, EUS, EGR, EHI, EDI, EPD, EGI, EPG, EHY, EPH, ENO and EPV) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - AEL Personal Portfolio Plus(2)/AEL Personal Portfolio Plus/AEL Personal Portfolio at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LPP

Minneapolis, Minnesota

March 21, 2003

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
DECEMBER 31, 2002                                                  ESI           ECR           EMS           EIE           EMG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $ 11,517,026  $ 10,929,369  $ 10,774,913  $  4,114,836  $ 11,909,007
                                                               --------------------------------------------------------------------
    at market value                                            $ 11,099,579  $  6,030,396  $ 10,774,903  $  1,983,835  $  8,076,150
Dividends receivable                                                 48,837            --         7,328            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --        35,163            31            --
Receivable from mutual funds and portfolios
  for share redemptions                                                  --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     11,148,416     6,030,396    10,817,394     1,983,866     8,076,150
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   12,542         6,645        10,387         2,185         8,906
    Administrative charge                                             1,505           798         1,246           262         1,069
    Contract terminations                                             2,945         7,587            --            --         3,209
Payable to mutual funds and portfolios
  for investments purchased                                              --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    16,992        15,030        11,633         2,447        13,184
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        11,117,524     6,011,341    10,805,565     1,979,000     8,053,290
Net assets applicable to contracts in payment period                 13,900         4,025           196         2,419         9,676
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $ 11,131,424  $  6,015,366  $ 10,805,761  $  1,981,419  $  8,062,966
===================================================================================================================================
Accumulation units outstanding                                    7,272,250     5,115,617     8,571,906     2,254,263     5,336,150
===================================================================================================================================
Net asset value per accumulation unit                          $       1.53  $       1.18  $       1.26  $       0.88  $       1.51
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      EGD           EAG           EGN           EIN           EVA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $  5,769,444  $  9,479,292  $  7,929,096  $  4,030,010  $ 15,710,665
                                                               --------------------------------------------------------------------
    at market value                                            $  3,838,918  $  3,959,319  $  5,160,048  $  2,395,358  $  8,772,257
Dividends receivable                                                     --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     10,328           496            35            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                  --            --         6,398         2,960        15,332
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      3,849,246     3,959,815     5,166,481     2,398,318     8,787,589
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    4,191         4,349         5,713         2,639         9,764
    Administrative charge                                               503           522           685           317         1,171
    Contract terminations                                                --            --            --             4         4,397
Payable to mutual funds and portfolios
  for investments purchased                                              --            --            35            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4,694         4,871         6,433         2,960        15,332
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         3,844,552     3,952,507     5,159,895     2,395,340     8,772,250
Net assets applicable to contracts in payment period                     --         2,437           153            18             7
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $  3,844,552  $  3,954,944  $  5,160,048  $  2,395,358  $  8,772,257
===================================================================================================================================
Accumulation units outstanding                                    3,938,306     4,010,580     5,619,105     2,968,203    10,223,387
===================================================================================================================================
Net asset value per accumulation unit                          $       0.98  $       0.99  $       0.92  $       0.81  $       0.86
===================================================================================================================================

See accompanying notes to financial statements.

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      EIG           EVL           ESB           EWG           EEQ
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $  2,464,121  $  1,808,658  $ 13,462,719  $  7,558,252  $  1,870,596
                                                               --------------------------------------------------------------------
    at market value                                            $  1,766,089  $  1,767,705  $ 11,432,928  $  4,256,506  $  1,358,861
Dividends receivable                                                     --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         78            --            --           129            68
Receivable from mutual funds and portfolios
  for share redemptions                                               2,168         2,214        32,842         5,259         1,677
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,768,335     1,769,919    11,465,770     4,261,894     1,360,606
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    1,936         1,945        12,598         4,695         1,497
    Administrative charge                                               232           234         1,512           564           180
    Contract terminations                                                --            35        18,732            --            --
Payable to mutual funds and portfolios
  for investments purchased                                              78            --            --           129            68
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     2,246         2,214        32,842         5,388         1,745
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,766,089     1,767,638    11,432,550     4,251,124     1,358,734
Net assets applicable to contracts in payment period                     --            67           378         5,382           127
Total net assets                                               $  1,766,089  $  1,767,705  $ 11,432,928  $  4,256,506  $  1,358,861
===================================================================================================================================
Accumulation units outstanding                                    1,914,977     1,440,064     8,096,351     4,304,761     1,472,837
===================================================================================================================================
Net asset value per accumulation unit                          $       0.92  $       1.23  $       1.41  $       0.99  $       0.92
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      EMD           ESC           EUS           EGR           EHI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $  7,202,523  $  2,754,757  $  5,193,384  $  7,545,486  $  3,912,844
                                                               --------------------------------------------------------------------
    at market value                                            $  6,085,346  $  2,399,831  $  5,560,666  $  4,853,774  $  2,904,033
Dividends receivable                                                     --            --         6,085            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            82             3         2,617            --
Receivable from mutual funds and portfolios
  for share redemptions                                               8,085         2,985        30,227         6,026         3,783
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,093,431     2,402,898     5,596,981     4,862,417     2,907,816
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    6,724         2,665         6,135         5,380         3,224
    Administrative charge                                               807           320           736           646           387
    Contract terminations                                               554            --        23,356            --           172
Payable to mutual funds and portfolios
  for investments purchased                                              --            82             3         2,617            --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     8,085         3,067        30,230         8,643         3,783
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         6,080,749     2,399,831     5,558,180     4,853,774     2,904,033
Net assets applicable to contracts in payment period                  4,597            --         8,571            --            --
Total net assets                                               $  6,085,346  $  2,399,831  $  5,566,751  $  4,853,774  $  2,904,033
===================================================================================================================================
Accumulation units outstanding                                    3,505,096     2,331,291     3,728,040     4,574,356     3,064,878
===================================================================================================================================
Net asset value per accumulation unit                          $       1.73  $       1.03  $       1.49  $       1.06  $       0.95
===================================================================================================================================

See accompanying notes to financial statements.

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      EDI           EPD           EGI           EPG           EHY
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $  6,668,582  $  3,385,275  $ 13,868,521  $  7,299,936  $  3,684,373
                                                               --------------------------------------------------------------------
    at market value                                            $  5,639,911  $  3,030,281  $ 10,296,001  $  5,290,870  $  2,385,129
Dividends receivable                                                     --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --            --            63            --
Receivable from mutual funds and portfolios
  for share redemptions                                               9,596         4,275        15,228         6,497         3,599
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,649,507     3,034,556    10,311,229     5,297,430     2,388,728
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     6,273         3,347        11,361         5,801         2,657
   Administrative charge                                                752           402         1,363           696           319
   Contract terminations                                              2,571           526         2,504            --           623
Payable to mutual funds and portfolios
  for investments purchased                                              --            --            --            63            --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     9,596         4,275        15,228         6,560         3,599
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         5,629,954     3,030,250    10,293,557     5,290,870     2,382,597
Net assets applicable to contracts in payment period                  9,957            31         2,444            --         2,532
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $  5,639,911  $  3,030,281  $ 10,296,001  $  5,290,870  $  2,385,129
===================================================================================================================================
Accumulation units outstanding                                    4,181,040     2,872,169     6,087,026     5,706,345     1,897,779
===================================================================================================================================
Net asset value per accumulation unit                          $       1.35  $       1.06  $       1.69  $       0.93  $       1.26
===================================================================================================================================

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                           ----------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                                  EPH           ENO           EPV
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                                $  1,860,759  $  9,669,118  $  9,201,528
                                                                                           ----------------------------------------
    at market value                                                                        $  1,339,357  $  5,306,518  $  3,973,645
Dividends receivable                                                                                 --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                                                     --            40            --
Receivable from mutual funds and portfolios
  for share redemptions                                                                           1,861         6,574         5,123
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                  1,341,218     5,313,132     3,978,768
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                                1,478         5,870         4,378
    Administrative charge                                                                           178           704           525
    Contract terminations                                                                           205            --           220
Payable to mutual funds and portfolios
  for investments purchased                                                                          --            40            --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                 1,861         6,614         5,123
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                     1,339,357     5,306,518     3,973,645
Net assets applicable to contracts in payment period                                                 --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                           $  1,339,357  $  5,306,518  $  3,973,645
===================================================================================================================================
Accumulation units outstanding                                                                1,408,848     4,079,325     4,079,873
===================================================================================================================================
Net asset value per accumulation unit                                                      $       0.95  $       1.30  $       0.97
===================================================================================================================================

See accompanying notes to financial statements.

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                       ESI           ECR           EMS           EIE           EMG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $    625,114  $     39,547  $    132,708  $     24,827  $    244,527
Variable account expenses                                           173,542       104,422       158,763        35,126       133,037
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     451,572       (64,875)      (26,055)      (10,299)      111,490
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,207,943     1,361,487    37,638,708       568,765     1,980,257
    Cost of investments sold                                      4,447,902     2,259,706    37,638,984     1,059,890     2,796,602
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (239,959)     (898,219)         (276)     (491,125)     (816,345)
Distributions from capital gains                                         --       657,303            --         5,763       875,175
Net change in unrealized appreciation or
  depreciation of investments                                       248,600    (1,726,935)          277       (33,600)   (1,709,436)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        8,641    (1,967,851)            1      (518,962)   (1,650,606)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $    460,213  $ (2,032,726) $    (26,054) $   (529,261) $ (1,539,116)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                           EGD           EAG           EGN           EIN           EVA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $     23,185  $         --  $     19,113  $     15,688  $     35,652
Variable account expenses                                            64,316        68,375        88,803        42,111       156,852
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (41,131)      (68,375)      (69,690)      (26,423)     (121,200)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             931,214       725,714     1,421,784       652,717     2,044,592
    Cost of investments sold                                      1,320,486     1,616,045     2,074,354     1,021,384     3,352,417
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (389,272)     (890,331)     (652,570)     (368,667)   (1,307,825)
Distributions from capital gains                                      4,843            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (835,351)   (1,133,826)     (491,261)     (157,349)   (3,065,392)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,219,780)   (2,024,157)   (1,143,831)     (526,016)   (4,373,217)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $ (1,260,911) $ (2,092,532) $ (1,213,521) $   (552,439) $ (4,494,417)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                           EIG           EVL           ESB           EWG           EEQ
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $     23,091  $     20,003  $    311,750  $     48,368  $     15,223
Variable account expenses                                            29,116        30,019       187,460        77,827        23,167
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (6,025)      (10,016)      124,290       (29,459)       (7,944)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             302,164       581,325     3,014,884     1,259,909       330,651
    Cost of investments sold                                        394,345       568,296     3,435,696     2,003,370       411,632
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (92,181)       13,029      (420,812)     (743,461)      (80,981)
Distributions from capital gains                                         --       129,421            --            --        13,587
Net change in unrealized appreciation or
  depreciation of investments                                      (394,536)     (466,728)     (816,518)   (1,008,548)     (362,586)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (486,717)     (324,278)   (1,237,330)   (1,752,009)     (429,980)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $   (492,742) $   (334,294) $ (1,113,040) $ (1,781,468) $   (437,924)
===================================================================================================================================

See accompanying notes to financial statements.

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                           EMD           ESC           EUS           EGR           EHI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $    159,320  $      2,359  $    268,332  $     38,938  $    369,639
Variable account expenses                                           107,495        43,205        80,979        85,315        46,533
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      51,825       (40,846)      187,353       (46,377)      323,106
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,893,136       800,539     1,445,801     1,179,060       877,382
    Cost of investments sold                                      2,087,271       763,790     1,381,637     1,690,395     1,180,644
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (194,135)       36,749        64,164      (511,335)     (303,262)
Distributions from capital gains                                         --       512,083            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,424,333)   (1,268,609)      200,309    (1,593,622)     (162,191)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,618,468)     (719,777)      264,473    (2,104,957)     (465,453)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $ (1,566,643) $   (760,623) $    451,826  $ (2,151,334) $   (142,347)
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                           EDI           EPD           EGI           EPG           EHY
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $    590,878  $    295,418  $    235,671  $     99,273  $    404,431
Variable account expenses                                            89,262        46,142       179,929        86,951        41,536
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     501,616       249,276        55,742        12,322       362,895
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,805,210       798,879     2,618,010       992,426     1,085,175
    Cost of investments sold                                      2,200,117       914,904     3,288,705     1,303,751     1,696,812
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (394,907)     (116,025)     (670,695)     (311,325)     (611,637)
Distributions from capital gains                                         --            --        78,341        37,305            --
Net change in unrealized appreciation or
  depreciation of investments                                       168,547         3,406    (2,405,241)   (1,192,262)      166,501
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (226,360)     (112,619)   (2,997,595)   (1,466,282)     (445,136)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $    275,256  $    136,657  $ (2,941,853) $ (1,453,960) $    (82,241)
===================================================================================================================================

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                           ----------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                       EPH           ENO           EPV
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                           $    193,671  $         --  $     33,418
Variable account expenses                                                                        21,000        95,834        70,359
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                 172,671       (95,834)      (36,941)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                                         346,365     1,305,978       931,606
    Cost of investments sold                                                                    482,579     2,151,689     1,932,796
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                               (136,214)     (845,711)   (1,001,190)
Distributions from capital gains                                                                     --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                                                   (74,887)   (1,817,344)     (654,921)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                 (211,101)   (2,663,055)   (1,656,111)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                $    (38,430) $ (2,758,889) $ (1,693,052)
===================================================================================================================================

See accompanying notes to financial statements.

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                       ESI           ECR           EMS           EIE           EMG
OPERATIONS
Investment income (loss) -- net                                $    451,572  $    (64,875) $    (26,055) $    (10,299) $    111,490
Net realized gain (loss) on sales of investments                   (239,959)     (898,219)         (276)     (491,125)     (816,345)
Distributions from capital gains                                         --       657,303            --         5,763       875,175
Net change in unrealized appreciation or
  depreciation of investments                                       248,600    (1,726,935)          277       (33,600)   (1,709,436)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         460,213    (2,032,726)      (26,054)     (529,261)   (1,539,116)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          115,240        30,404       853,847        12,231        34,509
Net transfers(1)                                                   (778,583)     (196,332)    2,798,540       (33,009)     (391,030)
Annuity payments                                                     (1,056)         (415)           --          (190)         (805)
Contract terminations:
    Surrender benefits and contract charges                      (1,595,989)     (912,899)   (3,346,521)     (417,771)   (1,197,091)
    Death benefits                                                 (190,739)      (76,947)      (99,291)      (28,757)     (110,644)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (2,451,127)   (1,156,189)      206,575      (467,496)   (1,665,061)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  13,122,338     9,204,281    10,625,240     2,978,176    11,267,143
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $ 11,131,424  $  6,015,366  $ 10,805,761  $  1,981,419  $  8,062,966
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            8,923,249     6,018,616     8,408,678     2,732,609     6,403,672
Contract purchase payments                                           77,390        22,795       677,567        12,130        22,370
Net transfers(1)                                                   (530,376)     (173,273)    2,206,965       (49,989)     (260,793)
Contract terminations:
    Surrender benefits and contract charges                      (1,069,075)     (695,803)   (2,642,707)     (411,431)     (762,133)
    Death benefits                                                 (128,938)      (56,718)      (78,597)      (29,056)      (66,966)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  7,272,250     5,115,617     8,571,906     2,254,263     5,336,150
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                           EGD           EAG           EGN           EIN           EVA
OPERATIONS
Investment income (loss) -- net                                $    (41,131) $    (68,375) $    (69,690) $    (26,423) $   (121,200)
Net realized gain (loss) on sales of investments                   (389,272)     (890,331)     (652,570)     (368,667)   (1,307,825)
Distributions from capital gains                                      4,843            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (835,351)   (1,133,826)     (491,261)     (157,349)   (3,065,392)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,260,911)   (2,092,532)   (1,213,521)     (552,439)   (4,494,417)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           98,844        64,190        31,071        19,913       187,503
Net transfers(1)                                                     19,201       242,758      (510,994)     (160,297)     (571,168)
Annuity payments                                                         --          (270)           --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (351,159)     (604,326)     (705,944)     (397,440)     (848,859)
    Death benefits                                                  (31,761)      (37,966)      (82,228)      (24,560)     (117,677)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (264,875)     (335,614)   (1,268,095)     (562,384)   (1,350,201)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   5,370,338     6,383,090     7,641,664     3,510,181    14,616,875
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  3,844,552  $  3,954,944  $  5,160,048  $  2,395,358  $  8,772,257
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            4,236,699     4,342,844     6,926,518     3,616,046    11,706,176
Contract purchase payments                                           92,519        50,930        30,285        21,621       151,341
Net transfers(1)                                                    (43,333)      174,039      (542,842)     (195,933)     (680,064)
Contract terminations:
    Surrender benefits and contract charges                        (320,023)     (526,325)     (711,728)     (446,509)     (833,967)
    Death benefits                                                  (27,556)      (30,908)      (83,128)      (27,022)     (120,099)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,938,306     4,010,580     5,619,105     2,968,203    10,223,387
===================================================================================================================================

See accompanying notes to financial statements.

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                           EIG           EVL           ESB           EWG           EEQ
OPERATIONS
Investment income (loss) -- net                                $     (6,025) $    (10,016) $    124,290  $    (29,459) $     (7,944)
Net realized gain (loss) on sales of investments                    (92,181)       13,029      (420,812)     (743,461)      (80,981)
Distributions from capital gains                                         --       129,421            --            --        13,587
Net change in unrealized appreciation or
  depreciation of investments                                      (394,536)     (466,728)     (816,518)   (1,008,548)     (362,586)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (492,742)     (334,294)   (1,113,040)   (1,781,468)     (437,924)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           22,511         9,740        56,724        39,991         9,709
Net transfers(1)                                                    (67,738)     (123,744)   (1,163,039)     (515,016)      (82,516)
Annuity payments                                                         --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (162,995)     (207,272)   (1,271,989)     (593,964)     (173,990)
    Death benefits                                                   (8,196)      (26,083)     (230,919)      (54,225)      (21,887)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (216,418)     (347,359)   (2,609,223)   (1,123,214)     (268,684)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,475,249     2,449,358    15,155,191     7,161,188     2,065,469
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  1,766,089  $  1,767,705  $ 11,432,928  $  4,256,506  $  1,358,861
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            2,133,963     1,719,424     9,901,125     5,321,560     1,733,712
Contract purchase payments                                           23,348         7,260        38,121        33,464         9,194
Net transfers(1)                                                    (73,235)     (110,403)     (811,965)     (479,588)      (80,799)
Contract terminations:
    Surrender benefits and contract charges                        (161,371)     (157,388)     (873,985)     (523,022)     (168,547)
    Death benefits                                                   (7,728)      (18,829)     (156,945)      (47,653)      (20,723)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,914,977     1,440,064     8,096,351     4,304,761     1,472,837
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                           EMD           ESC           EUS           EGR           EHI
OPERATIONS
Investment income (loss) -- net                                $     51,825  $    (40,846) $    187,353  $    (46,377) $    323,106
Net realized gain (loss) on sales of investments                   (194,135)       36,749        64,164      (511,335)     (303,262)
Distributions from capital gains                                         --       512,083            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,424,333)   (1,268,609)      200,309    (1,593,622)     (162,191)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,566,643)     (760,623)      451,826    (2,151,334)     (142,347)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           31,167        16,384         5,168        29,391         9,859
Net transfers(1)                                                   (452,327)     (174,145)      181,620      (385,038)     (322,077)
Annuity payments                                                       (361)           --          (727)           --            --
Contract terminations:
    Surrender benefits and contract charges                      (1,200,545)     (352,325)     (836,360)     (614,567)     (406,756)
    Death benefits                                                  (85,190)      (27,868)     (150,828)      (30,179)      (79,275)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (1,707,256)     (537,954)     (801,127)   (1,000,393)     (798,249)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   9,359,245     3,698,408     5,916,052     8,005,501     3,844,629
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  6,085,346  $  2,399,831  $  5,566,751  $  4,853,774  $  2,904,033
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            4,418,882     2,776,169     4,283,639     5,441,060     3,905,562
Contract purchase payments                                           15,492        13,137         3,634        24,393        10,290
Net transfers(1)                                                   (246,490)     (140,223)      125,296      (349,135)     (343,362)
Contract terminations:
    Surrender benefits and contract charges                        (640,400)     (295,358)     (579,893)     (516,716)     (426,096)
    Death benefits                                                  (42,388)      (22,434)     (104,636)      (25,246)      (81,516)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,505,096     2,331,291     3,728,040     4,574,356     3,064,878
===================================================================================================================================

See accompanying notes to financial statements.

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                           EDI           EPD           EGI           EPG           EHY
OPERATIONS
Investment income (loss) -- net                                $    501,616  $    249,276  $     55,742  $     12,322  $    362,895
Net realized gain (loss) on sales of investments                   (394,907)     (116,025)     (670,695)     (311,325)     (611,637)
Distributions from capital gains                                         --            --        78,341        37,305            --
Net change in unrealized appreciation or
  depreciation of investments                                       168,547         3,406    (2,405,241)   (1,192,262)      166,501
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         275,256       136,657    (2,941,853)   (1,453,960)      (82,241)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            6,541        14,971        20,222       191,471         3,562
Net transfers(1)                                                   (680,991)     (324,991)     (714,454)     (152,377)     (442,391)
Annuity payments                                                       (840)           --          (620)           --          (239)
Contract terminations:
    Surrender benefits and contract charges                        (849,143)     (295,222)   (1,498,155)     (517,009)     (492,199)
    Death benefits                                                 (105,787)      (65,398)     (171,821)      (66,793)      (78,607)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (1,630,220)     (670,640)   (2,364,828)     (544,708)   (1,009,874)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   6,994,875     3,564,264    15,602,682     7,289,538     3,477,244
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  5,639,911  $  3,030,281  $ 10,296,001  $  5,290,870  $  2,385,129
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            5,432,669     3,528,098     7,387,169     6,280,095     2,714,393
Contract purchase payments                                            4,989        14,554        10,109       176,604         2,798
Net transfers(1)                                                   (524,615)     (318,488)     (407,001)     (179,283)     (361,692)
Contract terminations:
    Surrender benefits and contract charges                        (650,401)     (288,508)     (814,995)     (504,699)     (395,951)
    Death benefits                                                  (81,602)      (63,487)      (88,256)      (66,372)      (61,769)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  4,181,040     2,872,169     6,087,026     5,706,345     1,897,779
===================================================================================================================================

                                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                           ----------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                       EPH           ENO           EPV
OPERATIONS
Investment income (loss) -- net                                                            $    172,671  $    (95,834) $    (36,941)
Net realized gain (loss) on sales of investments                                               (136,214)     (845,711)   (1,001,190)
Distributions from capital gains                                                                     --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                                                   (74,887)   (1,817,344)     (654,921)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                     (38,430)   (2,758,889)   (1,693,052)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                        9,346        46,518        33,534
Net transfers(1)                                                                               (155,280)     (166,079)     (368,020)
Annuity payments                                                                                     --           (37)           --
Contract terminations:
    Surrender benefits and contract charges                                                    (132,099)     (841,322)     (394,438)
    Death benefits                                                                              (19,774)     (126,015)      (65,891)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                 (297,807)   (1,086,935)     (794,815)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                               1,675,594     9,152,342     6,461,512
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                  $  1,339,357  $  5,306,518  $  3,973,645
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                        1,725,544     4,835,446     4,806,214
Contract purchase payments                                                                        7,805        26,659        30,113
Net transfers(1)                                                                               (165,868)     (146,363)     (353,857)
Contract terminations:
    Surrender benefits and contract charges                                                    (138,111)     (556,557)     (344,697)
    Death benefits                                                                              (20,522)      (79,860)      (57,900)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                              1,408,848     4,079,325     4,079,873
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                       ESI           ECR           EMS           EIE           EMG
OPERATIONS
Investment income (loss) -- net                                $    682,185  $   (111,333) $    220,673  $     (5,776) $    132,935
Net realized gain (loss) on sales of investments                   (129,959)     (395,515)       (1,096)     (199,049)     (251,399)
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       249,511    (1,830,120)          605    (1,037,585)   (1,510,673)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         801,737    (2,336,968)      220,182    (1,242,410)   (1,629,137)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          392,694       171,541     2,036,753        59,373       245,783
Net transfers(1)                                                    135,621       555,934     5,157,424       438,711       226,139
Annuity payments                                                     (1,075)         (554)           --          (271)         (958)
Contract terminations:
    Surrender benefits and contract charges                      (1,253,230)   (1,129,608)   (2,250,927)     (340,041)   (1,014,692)
    Death benefits                                                 (110,742)      (97,722)           --       (25,764)      (90,152)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (836,732)     (500,409)    4,943,250       132,008      (633,880)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  13,157,333    12,041,658     5,461,808     4,088,578    13,530,160
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $ 13,122,338  $  9,204,281  $ 10,625,240  $  2,978,176  $ 11,267,143
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            9,498,099     6,357,512     4,421,199     2,637,335     6,779,113
Contract purchase payments                                          276,188        99,265     1,634,378        45,878       129,127
Net transfers(1)                                                     98,081       332,557     4,127,361       350,489       104,521
Contract terminations:
    Surrender benefits and contract charges                        (872,057)     (709,387)   (1,774,260)     (278,191)     (559,161)
    Death benefits                                                  (77,062)      (61,331)           --       (22,902)      (49,928)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,923,249     6,018,616     8,408,678     2,732,609     6,403,672
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                           EGD           EAG           EGN           EIN           EVA
OPERATIONS
Investment income (loss) -- net                                $    (60,329) $    (80,946) $   (119,449) $    (42,955) $   (197,529)
Net realized gain (loss) on sales of investments                   (126,943)     (323,493)     (285,697)     (122,827)     (367,137)
Distributions from capital gains                                         --            --            --        93,452       295,322
Net change in unrealized appreciation or
  depreciation of investments                                      (844,510)   (2,618,644)   (2,229,413)   (1,086,458)   (2,143,123)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,031,782)   (3,023,083)   (2,634,559)   (1,158,788)   (2,412,467)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          412,497       176,225        95,733        69,718       865,222
Net transfers(1)                                                    641,651     1,297,032       162,813       457,527       864,697
Annuity payments                                                         --          (430)           --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (362,349)     (576,693)     (969,912)     (366,275)   (1,148,011)
    Death benefits                                                  (25,717)      (57,383)      (29,610)      (13,479)     (108,123)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      666,082       838,751      (740,976)      147,491       473,785
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   5,736,038     8,567,422    11,017,199     4,521,478    16,555,557
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  5,370,338  $  6,383,090  $  7,641,664  $  3,510,181  $ 14,616,875
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,716,997     3,856,140     7,596,936     3,509,583    11,388,451
Contract purchase payments                                          308,358        97,292        73,407        61,478       638,851
Net transfers(1)                                                    509,304       786,762        89,872       401,807       655,377
Contract terminations:
    Surrender benefits and contract charges                        (277,964)     (361,628)     (809,374)     (343,879)     (893,851)
    Death benefits                                                  (19,996)      (35,722)      (24,323)      (12,943)      (82,652)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  4,236,699     4,342,844     6,926,518     3,616,046    11,706,176
===================================================================================================================================

See accompanying notes to financial statements

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                           EIG           EVL           ESB           EWG           EEQ
OPERATIONS
Investment income (loss) -- net                                $    (12,939) $     (5,899) $    187,178  $    (76,695) $    (16,390)
Net realized gain (loss) on sales of investments                    (45,980)       66,873      (173,139)     (308,191)      (13,171)
Distributions from capital gains                                         --            --            --            --        16,803
Net change in unrealized appreciation or
  depreciation of investments                                      (228,075)      188,564    (1,112,687)   (2,027,676)     (190,252)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (286,994)      249,538    (1,098,648)   (2,412,562)     (203,010)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           48,948        94,897       184,337       138,433        42,053
Net transfers(1)                                                     28,715      (143,755)     (343,454)       90,243      (267,110)
Annuity payments                                                         --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (243,673)     (202,737)   (1,884,881)     (735,839)     (216,916)
    Death benefits                                                  (18,525)      (17,899)      (90,603)      (43,058)      (13,987)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (184,535)     (269,494)   (2,134,601)     (550,221)     (455,960)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,946,778     2,469,314    18,388,440    10,123,971     2,724,439
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  2,475,249  $  2,449,358  $ 15,155,191  $  7,161,188  $  2,065,469
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            2,294,458     1,929,132    11,285,256     5,745,628     2,097,189
Contract purchase payments                                           40,158        71,716       117,034        87,066        32,953
Net transfers(1)                                                     20,359      (113,755)     (229,867)       30,444      (212,254)
Contract terminations:
    Surrender benefits and contract charges                        (204,831)     (154,059)   (1,213,017)     (512,743)     (172,986)
    Death benefits                                                  (16,181)      (13,610)      (58,281)      (28,835)      (11,190)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,133,963     1,719,424     9,901,125     5,321,560     1,733,712
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                           EMD           ESC           EUS           EGR           EHI
OPERATIONS
Investment income (loss) -- net                                $    111,504  $    (21,752) $    177,182  $    (66,480) $    379,763
Net realized gain (loss) on sales of investments                    154,338       226,430        27,375      (125,753)     (151,972)
Distributions from capital gains                                         --       284,879            --       893,998            --
Net change in unrealized appreciation or
  depreciation of investments                                      (939,068)     (270,289)       92,975    (2,109,958)     (199,462)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (673,226)      219,268       297,532    (1,408,193)       28,329
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          119,722        80,747        99,280       120,005        56,790
Net transfers(1)                                                   (872,882)     (623,028)       87,026        72,373       (61,466)
Annuity payments                                                       (455)           --          (779)           --            --
Contract terminations:
    Surrender benefits and contract charges                      (1,171,389)     (337,856)     (601,632)   (1,056,871)     (515,800)
    Death benefits                                                  (92,026)      (19,991)      (29,696)      (43,085)      (25,386)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (2,017,030)     (900,128)     (445,801)     (907,578)     (545,862)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  12,049,501     4,379,268     6,064,321    10,321,272     4,362,162
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  9,359,245  $  3,698,408  $  5,916,052  $  8,005,501  $  3,844,629
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            5,334,074     3,514,619     4,613,090     6,035,672     4,453,007
Contract purchase payments                                           53,873        66,111        74,714        72,618        55,753
Net transfers(1)                                                   (397,480)     (512,197)       61,794        44,486       (60,694)
Contract terminations:
    Surrender benefits and contract charges                        (529,208)     (276,067)     (444,129)     (685,029)     (517,032)
    Death benefits                                                  (42,377)      (16,297)      (21,830)      (26,687)      (25,472)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  4,418,882     2,776,169     4,283,639     5,441,060     3,905,562
===================================================================================================================================

See accompanying notes to financial statements

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                           EDI           EPD           EGI           EPG           EHY
OPERATIONS
Investment income (loss) -- net                                $    487,160  $    236,690  $     60,198  $     16,379  $    483,829
Net realized gain (loss) on sales of investments                   (272,590)      (71,580)     (194,405)     (144,182)     (284,871)
Distributions from capital gains                                         --            --       216,112        92,544            --
Net change in unrealized appreciation or
  depreciation of investments                                       (27,487)      (85,379)   (1,527,339)     (612,644)     (103,496)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         187,083        79,731    (1,445,434)     (647,903)       95,462
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           82,349       120,006       146,498       224,947        15,096
Net transfers(1)                                                   (548,320)     (225,166)   (1,043,057)      105,267      (209,295)
Annuity payments                                                       (867)           --          (778)           --          (278)
Contract terminations:
    Surrender benefits and contract charges                        (854,853)     (365,103)   (1,920,776)     (574,474)     (434,294)
    Death benefits                                                  (63,343)      (37,882)     (199,180)     (148,921)      (29,906)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (1,385,034)     (508,145)   (3,017,293)     (393,181)     (658,677)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   8,192,826     3,992,678    20,065,409     8,330,622     4,040,459
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  6,994,875  $  3,564,264  $ 15,602,682  $  7,289,538  $  3,477,244
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            6,501,889     4,032,018     8,781,806     6,615,802     3,230,390
Contract purchase payments                                           65,661       118,476        65,185       182,085        11,751
Net transfers(1)                                                   (418,547)     (222,937)     (480,073)       82,453      (165,856)
Contract terminations:
    Surrender benefits and contract charges                        (667,164)     (361,836)     (889,853)     (477,685)     (338,796)
    Death benefits                                                  (49,170)      (37,623)      (89,896)     (122,560)      (23,096)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,432,669     3,528,098     7,387,169     6,280,095     2,714,393
===================================================================================================================================

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                           ----------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                       EPH           ENO           EPV
OPERATIONS
Investment income (loss) -- net                                                            $    230,062  $   (146,509) $   (105,680)
Net realized gain (loss) on sales of investments                                                (79,874)     (172,389)     (707,024)
Distributions from capital gains                                                                     --     2,045,590     1,848,617
Net change in unrealized appreciation or
  depreciation of investments                                                                  (113,657)   (6,040,878)   (3,264,787)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                      36,531    (4,314,186)   (2,228,874)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                       48,757       104,279       134,441
Net transfers(1)                                                                                (58,011)      545,730        (3,198)
Annuity payments                                                                                     --           (54)           --
Contract terminations:
    Surrender benefits and contract charges                                                    (152,972)   (1,137,512)     (707,108)
    Death benefits                                                                              (16,644)     (106,386)      (57,821)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                 (178,870)     (593,943)     (633,686)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                               1,817,933    14,060,471     9,324,072
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                  $  1,675,594  $  9,152,342  $  6,461,512
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                        1,911,549     5,122,939     5,289,033
Contract purchase payments                                                                       51,585        44,610        82,823
Net transfers(1)                                                                                (60,662)      254,516       (28,383)
Contract terminations:
    Surrender benefits and contract charges                                                    (159,663)     (535,937)     (495,165)
    Death benefits                                                                              (17,265)      (50,682)      (42,094)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                              1,725,544     4,835,446     4,806,214
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

SUBACCOUNT      INVESTS EXCLUSIVELY IN SHARES OF                                                         SHARES
------------------------------------------------------------------------------------------------------------------
ESI             AXP(R) Variable Portfolio - Bond Fund(1)                                                 1,056,976
ECR             AXP(R) Variable Portfolio - Capital Resource Fund                                          388,062
EMS             AXP(R) Variable Portfolio - Cash Management Fund                                        10,778,772
EIE             AXP(R) Variable Portfolio - International Fund                                             303,103
EMG             AXP(R) Variable Portfolio - Managed Fund                                                   674,057
EGD             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         309,652
EAG             AXP(R) Variable Portfolio - Strategy Aggressive Fund                                       697,288
EGN             AIM V.I. Core Equity Fund, Series I Shares                                                 303,711
EIN             AIM V.I. International Growth Fund, Series I Shares                                        191,782
EVA             AIM V.I. Premier Equity Fund, Series I Shares                                              540,830
EIG             American Century(R) VP Income & Growth, Class I                                            342,265
EVL             American Century(R) VP Value, Class I                                                      288,841
ESB             Janus Aspen Series Balanced Portfolio: Institutional Shares                                555,266
EWG             Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                        202,209
EEQ             OpCap Equity Portfolio (previously OCC Accumulation Trust Equity Portfolio)                 53,018
EMD             OpCap Managed Portfolio (previously OCC Accumulation Trust Managed Portfolio)              185,699
ESC             OpCap Small Cap Portfolio (previously OCC Accumulation Trust Small Cap Portfolio)          111,516
EUS             OpCap U.S. Government Income Portfolio (previously OCC Accumulation Trust
                  U.S. Government Income Portfolio)                                                        496,045
EGR             Oppenheimer Capital Appreciation Fund/VA                                                   182,336
EHI             Oppenheimer High Income Fund/VA                                                            386,689
EDI             Putnam VT Diversified Income Fund - Class IA Shares                                        659,639
EPD             Putnam VT Diversified Income Fund - Class IB Shares                                        357,344
EGI             Putnam VT Growth and Income Fund - Class IA Shares                                         549,120
EPG             Putnam VT Growth and Income Fund - Class IB Shares                                         283,845
EHY             Putnam VT High Yield Fund - Class IA Shares                                                337,359
EPH             Putnam VT High Yield Fund - Class IB Shares                                                189,980
ENO             Putnam VT New Opportunites Fund - Class IA Shares                                          456,671
EPV             Putnam VT Voyager Fund - Class IB Shares                                                   190,400

(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.  VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4.  CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5.  WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first seven payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6.  RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                              PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                             0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                 0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                  0.510% to 0.440%
AXP(R) Variable Portfolio - International Fund                                    0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                          0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                              0.650% to 0.575%

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds.

                                                                           MAXIMUM                 MAXIMUM
                                                                         ADJUSTMENT              ADJUSTMENT
FUND                                                               (PRIOR TO DEC. 1, 2002)  (AFTER DEC. 1, 2002)
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund                            N/A                   0.12%
AXP(R) Variable Portfolio - International Fund                               N/A                   0.12%
AXP(R) Variable Portfolio - Managed Fund                                     N/A                   0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                           N/A                   0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                         N/A                   0.12%

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                              PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                             0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                 0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                  0.030% to 0.020%
AXP(R) Variable Portfolio - International Fund                                    0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                          0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                              0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7.  INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT                 INVESTMENT                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------
ESI             AXP(R) Variable Portfolio - Bond Fund                                                 $  2,198,387
ECR             AXP(R) Variable Portfolio - Capital Resource Fund                                          800,874
EMS             AXP(R) Variable Portfolio - Cash Management Fund                                        37,777,110
EIE             AXP(R) Variable Portfolio - International Fund                                              95,853
EMG             AXP(R) Variable Portfolio - Managed Fund                                                 1,301,343
EGD             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         670,991
EAG             AXP(R) Variable Portfolio - Strategy Aggressive Fund                                       320,864
EGN             AIM V.I. Core Equity Fund, Series I Shares                                                  83,999
EIN             AIM V.I. International Growth Fund, Series I Shares                                         63,910
EVA             AIM V.I. Premier Equity Fund, Series I Shares                                              573,191
EIG             American Century(R) VP Income & Growth, Class I                                             79,721
EVL             American Century(R) VP Value, Class I                                                      353,371
ESB             Janus Aspen Series Balanced Portfolio: Institutional Shares                                529,951
EWG             Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                        107,236
EEQ             OpCap Equity Portfolio (previously OCC Accumulation Trust Equity Portfolio)                 67,610
EMD             OpCap Managed Portfolio (previously OCC Accumulation Trust Managed Portfolio)              237,705
ESC             OpCap Small Cap Portfolio (previously OCC Accumulation Trust Small Cap Portfolio)          733,822
EUS             OpCap U.S. Government Income Portfolio (previously OCC Accumulation Trust
                  U.S. Government Income Portfolio)                                                        825,942
EGR             Oppenheimer Capital Appreciation Fund/VA                                                   132,290
EHI             Oppenheimer High Income Fund/VA                                                            402,239
EDI             Putnam VT Diversified Income Fund - Class IA Shares                                        676,606
EPD             Putnam VT Diversified Income Fund - Class IB Shares                                        377,515
EGI             Putnam VT Growth and Income Fund - Class IA Shares                                         387,265
EPG             Putnam VT Growth and Income Fund - Class IB Shares                                         497,345
EHY             Putnam VT High Yield Fund - Class IA Shares                                                438,196
EPH             Putnam VT High Yield Fund - Class IB Shares                                                221,229
ENO             Putnam VT New Opportunites Fund - Class IA Shares                                          123,209
EPV             Putnam VT Voyager Fund - Class IB Shares                                                    99,850

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

8.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                   ESI       ECR       EMS       EIE       EMG       EGD       EAG       EGN       EIN       EVA
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.38   $  1.89   $  1.24   $  1.55   $  1.99   $  1.54   $  2.22   $  1.45   $  1.29   $  1.45
At Dec. 31, 2001                 $  1.47   $  1.53   $  1.26   $  1.09   $  1.76   $  1.27   $  1.47   $  1.10   $  0.97   $  1.25
At Dec. 31, 2002                 $  1.53   $  1.18   $  1.26   $  0.88   $  1.51   $  0.98   $  0.99   $  0.92   $  0.81   $  0.86
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   8,923     6,019     8,409     2,733     6,404     4,237     4,343     6,927     3,616    11,706
At Dec. 31, 2002                   7,272     5,116     8,572     2,254     5,336     3,938     4,011     5,619     2,968    10,223
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $13,122   $ 9,204   $10,625   $ 2,978   $11,267   $ 5,370   $ 6,383   $ 7,642   $ 3,510   $14,617
At Dec. 31, 2002                 $11,131   $ 6,015   $10,806   $ 1,981   $ 8,063   $ 3,845   $ 3,955   $ 5,160   $ 2,395   $ 8,772
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    6.45%     0.30%     3.38%     1.22%     2.50%     0.23%     0.21%     0.04%     0.30%     0.13%
For the year ended Dec. 31, 2002    5.06%     0.53%     1.17%     0.99%     2.57%     0.50%       --      0.30%     0.52%     0.31%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%
For the year ended Dec. 31, 2002    1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    6.52%   (19.05%)    1.61%   (29.68%)  (11.56%)  (17.53%)  (33.78%)  (24.14%)  (24.81%)  (13.79%)
For the year ended Dec. 31, 2002    4.08%   (22.88%)    0.00%   (19.27%)  (14.20%)  (22.83%)  (32.65%)  (16.36%)  (16.49%)  (31.20%)
----------------------------------------------------------------------------------------------------------------------------------

                                   EIG       EVL       ESB       EWG       EEQ       EMD       ESC       EUS       EGR       EHI
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.28   $  1.28   $  1.63   $  1.76   $  1.30   $  2.26   $  1.25   $  1.31   $  1.71   $  0.98
At Dec. 31, 2001                 $  1.16   $  1.42   $  1.53   $  1.34   $  1.19   $  2.12   $  1.33   $  1.38   $  1.47   $  0.98
At Dec. 31, 2002                 $  0.92   $  1.23   $  1.41   $  0.99   $  0.92   $  1.73   $  1.03   $  1.49   $  1.06   $  0.95
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   2,134     1,719     9,901     5,322     1,734     4,419     2,776     4,284     5,441     3,906
At Dec. 31, 2002                   1,915     1,440     8,096     4,305     1,473     3,505     2,331     3,728     4,574     3,065
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 2,475   $ 2,449   $15,155   $ 7,161   $ 2,065   $ 9,359   $ 3,698   $ 5,916   $ 8,006   $ 3,845
At Dec. 31, 2002                 $ 1,766   $ 1,768   $11,433   $ 4,257   $ 1,359   $ 6,085   $ 2,400   $ 5,567   $ 4,854   $ 2,904
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.92%     1.18%     2.54%     0.47%     0.73%     2.46%     0.84%     4.36%     0.66%    10.45%
For the year ended Dec. 31, 2002    1.10%     0.93%     2.33%     0.86%     0.91%     2.07%     0.08%     4.66%     0.63%    11.13%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%
For the year ended Dec. 31, 2002    1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (9.38%)   10.94%    (6.13%)  (23.86%)   (8.46%)   (6.19%)    6.40%     5.34%   (14.04%)    0.00%
For the year ended Dec. 31, 2002  (20.69%)  (13.38%)   (7.84%)  (26.12%)  (22.69%)  (18.40%)  (22.56%)    7.97%   (27.89%)   (3.06%)
----------------------------------------------------------------------------------------------------------------------------------

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

                                                       EDI       EPD       EGI       EPG       EHY       EPH       ENO       EPV
                                                     -----------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                     $  1.26   $  0.99   $  2.28   $  1.26   $  1.25   $  0.95   $  2.74   $  1.76
At Dec. 31, 2001                                     $  1.29   $  1.01   $  2.11   $  1.16   $  1.28   $  0.97   $  1.89   $  1.34
At Dec. 31, 2002                                     $  1.35   $  1.06   $  1.69   $  0.93   $  1.26   $  0.95   $  1.30   $  0.97
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                       5,433     3,528     7,387     6,280     2,714     1,726     4,835     4,806
At Dec. 31, 2002                                       4,181     2,872     6,087     5,706     1,898     1,409     4,079     4,080
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                     $ 6,995   $ 3,564   $15,603   $ 7,290   $ 3,477   $ 1,676   $ 9,152   $ 6,462
At Dec. 31, 2002                                     $ 5,640   $ 3,030   $10,296   $ 5,291   $ 2,385   $ 1,339   $ 5,307   $ 3,974
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                        7.63%     7.52%     1.75%     1.62%    14.20%    14.13%       --        --
For the year ended Dec. 31, 2002                        9.30%     8.99%     1.83%     1.59%    13.64%    12.92%       --      0.66%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                        1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%
For the year ended Dec. 31, 2002                        1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                        2.38%     2.02%    (7.46%)   (7.94%)    2.40%     2.11%   (31.02%)  (23.86%)
For the year ended Dec. 31, 2002                        4.65%     4.95%   (19.91%)  (19.83%)   (1.56%)   (2.06%)  (31.22%)  (27.61%)
----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                        2002     2001     2000     1999     1998     1997     1996     1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ESI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period            $ 1.47   $ 1.38   $ 1.33   $ 1.33   $ 1.33   $ 1.24   $ 1.17   $ 1.00
Accumulation unit value at end of period                  $ 1.53   $ 1.47   $ 1.38   $ 1.33   $ 1.33   $ 1.33   $ 1.24   $ 1.17
Number of accumulation units outstanding
  at end of period (000 omitted)                           7,272    8,923    9,498    8,127    5,689    2,544    1,377      414
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%    1.50%    1.50%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ECR(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period            $ 1.53   $ 1.89   $ 2.33   $ 1.91   $ 1.56   $ 1.27   $ 1.20   $ 1.00
Accumulation unit value at end of period                  $ 1.18   $ 1.53   $ 1.89   $ 2.33   $ 1.91   $ 1.56   $ 1.27   $ 1.20
Number of accumulation units outstanding
  at end of period (000 omitted)                           5,116    6,019    6,358    5,864    5,163    3,813    2,350      818
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%    1.50%    1.50%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period            $ 1.26   $ 1.24   $ 1.18   $ 1.15   $ 1.11   $ 1.07   $ 1.03   $ 1.00
Accumulation unit value at end of period                  $ 1.26   $ 1.26   $ 1.24   $ 1.18   $ 1.15   $ 1.11   $ 1.07   $ 1.03
Number of accumulation units outstanding
  at end of period (000 omitted)                           8,572    8,409    4,421      941      749      231      241      132
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%    1.50%    1.50%
Simple yield(2)                                            (0.65%)   0.18%    4.50%    4.53%    3.24%    3.71%    3.26%    3.53%
Compound yield(2)                                          (0.65%)   0.19%    4.60%    4.63%    3.29%    3.78%    3.32%    3.59%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EIE(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period            $ 1.09   $ 1.55   $ 2.09   $ 1.46   $ 1.28   $ 1.26   $ 1.17   $ 1.00
Accumulation unit value at end of period                  $ 0.88   $ 1.09   $ 1.55   $ 2.09   $ 1.46   $ 1.28   $ 1.26   $ 1.17
Number of accumulation units outstanding
  at end of period (000 omitted)                           2,254    2,733    2,637    2,510    2,181    1,413      675      220
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%    1.50%    1.50%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMG(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period            $ 1.76   $ 1.99   $ 2.07   $ 1.83   $ 1.60   $ 1.36   $ 1.18   $ 1.00
Accumulation unit value at end of period                  $ 1.51   $ 1.76   $ 1.99   $ 2.07   $ 1.83   $ 1.60   $ 1.36   $ 1.18
Number of accumulation units outstanding
  at end of period (000 omitted)                           5,336    6,404    6,779    5,985    4,684    2,944    1,546      589
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%    1.50%    1.50%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EGD(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period            $ 1.27   $ 1.54   $ 1.72   $ 1.32   $ 1.05   $ 1.00       --       --
Accumulation unit value at end of period                  $ 0.98   $ 1.27   $ 1.54   $ 1.72   $ 1.32   $ 1.05       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                           3,938    4,237    3,717    2,141    1,108       69       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%      --       --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EAG(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period            $ 1.47   $ 2.22   $ 2.78   $ 1.65   $ 1.63   $ 1.47   $ 1.28   $ 1.00
Accumulation unit value at end of period                  $ 0.99   $ 1.47   $ 2.22   $ 2.78   $ 1.65   $ 1.63   $ 1.47   $ 1.28
Number of accumulation units outstanding
  at end of period (000 omitted)                           4,011    4,343    3,856    3,961    3,453    2,434    1,324      473
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%    1.50%    1.50%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EGN(4) (INVESTING IN SHARES OF AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period            $ 1.10   $ 1.45   $ 1.72   $ 1.30   $ 1.03   $ 1.00       --       --
Accumulation unit value at end of period                  $ 0.92   $ 1.10   $ 1.45   $ 1.72   $ 1.30   $ 1.03       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                           5,619    6,927    7,597    5,343    2,495       69       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%      --       --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EIN(4) (INVESTING IN SHARES OF AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES)
Accumulation unit value at beginning of period            $ 0.97   $ 1.29   $ 1.77   $ 1.16   $ 1.02   $ 1.00       --       --
Accumulation unit value at end of period                  $ 0.81   $ 0.97   $ 1.29   $ 1.77   $ 1.16   $ 1.02       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                           2,968    3,616    3,510    3,074      866       57       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%      --       --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVA(4) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period            $ 1.25   $ 1.45   $ 1.72   $ 1.34   $ 1.03   $ 1.00       --       --
Accumulation unit value at end of period                  $ 0.86   $ 1.25   $ 1.45   $ 1.72   $ 1.34   $ 1.03       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                          10,223   11,706   11,388    5,638    1,779       66       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%      --       --
-------------------------------------------------------------------------------------------------------------------------------

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

FINAL DRAFTYEAR ENDED DEC. 31,                             2002     2001     2000     1999     1998     1997     1996     1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EIG(5) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INCOME & GROWTH, CLASS I)
Accumulation unit value at beginning of period            $ 1.16   $ 1.28   $ 1.46   $ 1.25   $ 1.00       --       --       --
Accumulation unit value at end of period                  $ 0.92   $ 1.16   $ 1.28   $ 1.46   $ 1.25       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                           1,915    2,134    2,294    1,834      137       --       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%      --       --       --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVL(5) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS I)
Accumulation unit value at beginning of period            $ 1.42   $ 1.28   $ 1.10   $ 1.12   $ 1.00       --       --       --
Accumulation unit value at end of period                  $ 1.23   $ 1.42   $ 1.28   $ 1.10   $ 1.12       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                           1,440    1,719    1,929    1,252      157       --       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%      --       --       --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ESB(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period            $ 1.53   $ 1.63   $ 1.69   $ 1.35   $ 1.02   $ 1.00       --       --
Accumulation unit value at end of period                  $ 1.41   $ 1.53   $ 1.63   $ 1.69   $ 1.35   $ 1.02       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                           8,096    9,901   11,285    8,581    2,680       69       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%      --       --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EWG(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period            $ 1.34   $ 1.76   $ 2.11   $ 1.30   $ 1.03   $ 1.00       --       --
Accumulation unit value at end of period                  $ 0.99   $ 1.34   $ 1.76   $ 2.11   $ 1.30   $ 1.03       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                           4,305    5,322    5,746    3,751    1,721       62       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%      --       --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EEQ(4) (INVESTING IN SHARES OF OPCAP EQUITY PORTFOLIO)
  (PREVIOUSLY OCC ACCUMULATION TRUST EQUITY PORTFOLIO)
Accumulation unit value at beginning of period            $ 1.19   $ 1.30   $ 1.20   $ 1.19   $ 1.07   $ 1.00       --       --
Accumulation unit value at end of period                  $ 0.92   $ 1.19   $ 1.30   $ 1.20   $ 1.19   $ 1.07       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                           1,473    1,734    2,097    1,705    1,059       63       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%      --       --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMD(1) (INVESTING IN SHARES OF OPCAP MANAGED PORTFOLIO)
  (PREVIOUSLY OCC ACCUMULATION TRUST MANAGED PORTFOLIO)
Accumulation unit value at beginning of period            $ 2.12   $ 2.26   $ 2.09   $ 2.02   $ 1.91   $ 1.58   $ 1.31   $ 1.00
Accumulation unit value at end of period                  $ 1.73   $ 2.12   $ 2.26   $ 2.09   $ 2.02   $ 1.91   $ 1.58   $ 1.31
Number of accumulation units outstanding
  at end of period (000 omitted)                           3,505    4,419    5,334    5,792    5,686    4,134    2,462      436
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%    1.50%    1.50%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ESC(4) (INVESTING IN SHARES OF OPCAP SMALL CAP PORTFOLIO)
  (PREVIOUSLY OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO)
Accumulation unit value at beginning of period            $ 1.33   $ 1.25   $ 0.88   $ 0.91   $ 1.01   $ 1.00       --       --
Accumulation unit value at end of period                  $ 1.03   $ 1.33   $ 1.25   $ 0.88   $ 0.91   $ 1.01       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                           2,331    2,776    3,515    2,984    1,413       87       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%      --       --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EUS(1) (INVESTING IN SHARES OF OPCAP U.S. GOVERNMENT INCOME PORTFOLIO)
  (PREVIOUSLY OCC ACCUMULATION TRUST U.S. Government INCOME PORTFOLIO)
Accumulation unit value at beginning of period            $ 1.38   $ 1.31   $ 1.21   $ 1.24   $ 1.17   $ 1.10   $ 1.09   $ 1.00
Accumulation unit value at end of period                  $ 1.49   $ 1.38   $ 1.31   $ 1.21   $ 1.24   $ 1.17   $ 1.10   $ 1.09
Number of accumulation units outstanding
  at end of period (000 omitted)                           3,728    4,284    4,613    4,954    3,585    2,253    1,252      413
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%    1.50%    1.50%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EGR(4) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA)
Accumulation unit value at beginning of period            $ 1.47   $ 1.71   $ 1.73   $ 1.24   $ 1.02   $ 1.00       --       --
Accumulation unit value at end of period                  $ 1.06   $ 1.47   $ 1.71   $ 1.73   $ 1.24   $ 1.02       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                           4,574    5,441    6,036    4,244    1,867       67       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%      --       --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EHI(4) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA)
Accumulation unit value at beginning of period            $ 0.98   $ 0.98   $ 1.03   $ 1.00   $ 1.01   $ 1.00       --       --
Accumulation unit value at end of period                  $ 0.95   $ 0.98   $ 0.98   $ 1.03   $ 1.00   $ 1.01       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                           3,065    3,906    4,453    3,718    2,185       77       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%      --       --
-------------------------------------------------------------------------------------------------------------------------------

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

YEAR ENDED DEC. 31,                                        2002     2001     2000     1999     1998     1997     1996     1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EDI(1) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period            $ 1.29   $ 1.26   $ 1.27   $ 1.27   $ 1.30   $ 1.23   $ 1.15   $ 1.00
Accumulation unit value at end of period                  $ 1.35   $ 1.29   $ 1.26   $ 1.27   $ 1.27   $ 1.30   $ 1.23   $ 1.15
Number of accumulation units outstanding
  at end of period (000 omitted)                           4,181    5,433    6,502    6,356    5,963    3,151    1,824      601
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%    1.50%    1.50%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPD(5) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period            $ 1.01   $ 0.99   $ 1.01   $ 1.00   $ 1.00       --       --       --
Accumulation unit value at end of period                  $ 1.06   $ 1.01   $ 0.99   $ 1.01   $ 1.00       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                           2,872    3,528    4,032    2,911      344       --       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%      --       --       --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EGI(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period            $ 2.11   $ 2.28   $ 2.14   $ 2.14   $ 1.88   $ 1.53   $ 1.27   $ 1.00
Accumulation unit value at end of period                  $ 1.69   $ 2.11   $ 2.28   $ 2.14   $ 2.14   $ 1.88   $ 1.53   $ 1.27
Number of accumulation units outstanding
  at end of period (000 omitted)                           6,087    7,387    8,782    9,311    9,161    6,452    3,655    1,152
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%    1.50%    1.50%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPG(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period            $ 1.16   $ 1.26   $ 1.18   $ 1.18   $ 1.00       --       --       --
Accumulation unit value at end of period                  $ 0.93   $ 1.16   $ 1.26   $ 1.18   $ 1.18       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                           5,706    6,280    6,616    4,302      239       --       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%      --       --       --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EHY(1) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period            $ 1.28   $ 1.25   $ 1.38   $ 1.33   $ 1.43   $ 1.27   $ 1.14   $ 1.00
Accumulation unit value at end of period                  $ 1.26   $ 1.28   $ 1.25   $ 1.38   $ 1.33   $ 1.43   $ 1.27   $ 1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                           1,898    2,714    3,230    3,544    3,846    2,321    1,270      480
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%    1.50%    1.50%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPH(5) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period            $ 0.97   $ 0.95   $ 1.05   $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                  $ 0.95   $ 0.97   $ 0.95   $ 1.05   $ 1.01       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                           1,409    1,726    1,912    1,297      130       --       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%      --       --       --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ENO(1) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period            $ 1.89   $ 2.74   $ 3.76   $ 2.25   $ 1.84   $ 1.51   $ 1.39   $ 1.00
Accumulation unit value at end of period                  $ 1.30   $ 1.89   $ 2.74   $ 3.76   $ 2.25   $ 1.84   $ 1.51   $ 1.39
Number of accumulation units outstanding
  at end of period (000 omitted)                           4,079    4,835    5,123    5,476    5,798    4,575    2,980      691
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%    1.50%    1.50%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPV(5) (INVESTING IN SHARES OF PUTNAM VT VOYAGER FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period            $ 1.34   $ 1.76   $ 2.14   $ 1.37   $ 1.00       --       --       --
Accumulation unit value at end of period                  $ 0.97   $ 1.34   $ 1.76   $ 2.14   $ 1.37       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                           4,080    4,806    5,289    2,959      125       --       --       --
Ratio of operating expense to average net assets            1.40%    1.40%    1.40%    1.40%    1.40%      --       --       --
-------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Feb. 21, 1995.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on Oct. 29, 1997.
(4) Operations commenced on Oct. 30, 1997.
(5) Operations commenced on Oct. 5, 1998.

     AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
                         PORTFOLIO -- 2002 ANNUAL REPORT

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE
LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                  37301 N (5/03)